Investment Portfolio - January 31, 2020

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 93.8%

Communication Services - 2.0%
Interactive Media & Services - 0.8%
New Work SE (Germany)	10,977	$3,591,353

Media - 1.2%
Future plc (United Kingdom)	331,090	5,596,207

Total Communication Services		9,187,560

Consumer Discretionary - 9.3%
Hotels, Restaurants & Leisure - 1.0%
Basic-Fit N.V. (Netherlands)*[1]	120,915	4,473,507

Internet & Direct Marketing Retail - 1.5%
HelloFresh SE (Germany)*	168,192	4,010,478
Trainline plc (United Kingdom)*[1]	473,830	2,948,138

		6,958,616

Leisure Products - 1.0%
MIPS AB (Sweden)	217,907	4,877,890

Multiline Retail - 1.0%
Poya International Co. Ltd. (Taiwan)	315,000	4,514,178

Specialty Retail - 3.0%
AllHome Corp. (Philippines)*	13,935,700	2,812,813
Com7 PCL - NVDR (Thailand)	2,747,600	2,363,505
JUMBO S.A. (Greece)	207,277	4,222,918
Wilcon Depot, Inc. (Philippines)	12,822,128	4,752,487

		14,151,723

Textiles, Apparel & Luxury Goods - 1.8%
Bata India Ltd. (India)	115,940	2,923,807
Li Ning Co. Ltd. (China)	1,809,000	5,282,965

		8,206,772

Total Consumer Discretionary		43,182,686

Consumer Staples - 5.8%
Beverages - 4.4%
Carlsberg Brewery Malaysia Bhd (Malaysia)	595,600	4,739,610
Royal Unibrew A/S (Denmark)	129,835	12,343,188
Varun Beverages Ltd. (India)	304,062	3,263,783

		20,346,581

Food & Staples Retailing - 0.9%
Dino Polska S.A. (Poland)*[1]	99,174	4,151,787

Food Products - 0.5%
AAK AB (Sweden)	127,880	2,404,998

Total Consumer Staples		26,903,366

Investment Portfolio - January 31, 2020

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 11.3%
Banks - 4.1%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)*	22,064,809	$7,106,328
Federal Bank Ltd. (India)	2,094,060	2,673,000
FinecoBank Banca Fineco S.p.A. (Italy)	784,240	9,176,103

		18,955,431

Capital Markets - 3.1%
AJ Bell plc (United Kingdom)	684,510	3,525,187
Avanza Bank Holding AB (Sweden)	306,308	3,003,612
Euronext N.V. (Netherlands)[1]	93,270	8,084,945

		14,613,744

Consumer Finance - 2.4%
CreditAccess Grameen Ltd. (India)*	232,622	2,611,062
Krungthai Card PCL - NVDR (Thailand)	3,243,600	3,537,938
Muangthai Capital PCL - NVDR (Thailand)	1,137,400	2,353,199
Transaction Capital Ltd. (South Africa)	1,588,175	2,564,906

		11,067,105

Diversified Financial Services - 0.6%
Hypoport AG (Germany)*	7,639	2,694,641

Insurance - 0.6%
Anicom Holdings, Inc. (Japan)	77,900	2,786,246

Thrifts & Mortgage Finance - 0.5%
Aruhi Corp. (Japan)	136,610	2,222,663

Total Financials		52,339,830

Health Care - 16.5%
Biotechnology - 0.8%
Abcam plc (United Kingdom)	203,115	3,738,889

Health Care Equipment & Supplies - 6.9%
Arjo AB - Class B (Sweden)	1,312,175	6,285,634
Asahi Intecc Co. Ltd. (Japan)	237,700	6,549,266
Carl Zeiss Meditec AG (Germany)	47,375	5,784,033
Cellavision AB (Sweden)	50,861	1,761,953
DiaSorin S.p.A. (Italy)	20,650	2,538,862
Nanosonics Ltd. (Australia)*	661,670	3,016,547
Ossur HF (Iceland)	547,365	4,002,597
Xvivo Perfusion AB (Sweden)*	108,730	1,969,742

		31,908,634

Health Care Providers & Services - 4.7%
Amplifon S.p.A. (Italy)	129,884	3,693,200
Fagron (Belgium)	270,620	6,264,643

Investment Portfolio - January 31, 2020

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Korian S.A. (France)	253,275	$11,554,618

		21,512,461

Health Care Technology - 0.4%
Pro Medicus Ltd. (Australia)	119,370	1,881,823

Pharmaceuticals - 3.7%
ALK-Abello A/S (Denmark)*	21,430	5,724,929
Dechra Pharmaceuticals plc (United Kingdom)	207,825	7,787,493
Virbac S.A. (France)*	15,580	3,818,670

		17,331,092

Total Health Care		76,372,899

Industrials - 22.5%
Aerospace & Defense - 2.6%
CAE, Inc. (Canada)	398,435	11,816,967

Commercial Services & Supplies - 1.9%
Loomis AB - Class B (Sweden)	102,538	3,713,050
Prestige International, Inc. (Japan)	548,300	4,969,928

		8,682,978

Electrical Equipment - 1.3%
V-Guard Industries Ltd. (India)	593,710	1,871,015
Voltronic Power Technology Corp. (Taiwan)	176,900	4,248,291

		6,119,306

Machinery - 8.0%
Daifuku Co. Ltd. (Japan)	74,800	4,503,774
Interpump Group S.p.A. (Italy)	164,660	4,642,999
Konecranes Oyj (Finland)	70,165	2,114,988
Rational AG (Germany)	6,375	4,780,810
Rotork plc (United Kingdom)	518,760	2,078,623
Techtronic Industries Co. Ltd. (Hong Kong)	1,737,500	13,863,677
VAT Group AG (Switzerland)[1]	33,200	5,011,443

		36,996,314

Professional Services - 7.3%
ALS Ltd. (Australia)	787,680	5,033,816
Funai Soken Holdings, Inc. (Japan)	120,482	3,029,525
Nihon M&A Center, Inc. (Japan)	219,800	6,287,912
SMS Co. Ltd. (Japan)	180,900	4,480,610
Teleperformance (France)	59,615	14,957,318

		33,789,181

Investment Portfolio - January 31, 2020

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 1.1%
Toromont Industries Ltd. (Canada)	96,845	$4,987,144

Transportation Infrastructure - 0.3%
International Container Terminal Services, Inc. (Philippines)	594,750	1,516,273

Total Industrials		103,908,163

Information Technology - 20.6%
Electronic Equipment, Instruments & Components - 5.5%
Anritsu Corp. (Japan)	240,400	4,622,608
Electrocomponents plc (United Kingdom)	722,190	6,308,918
Halma plc (United Kingdom)	203,835	5,657,731
Ingenico Group S.A. (France)	39,320	4,572,662
Softwareone Holding AG (Germany)*	175,978	4,202,133

		25,364,052

IT Services - 4.7%
GMO Payment Gateway, Inc. (Japan)	51,435	3,307,444
Itochu Techno-Solutions Corp. (Japan)	198,400	5,842,642
Keywords Studios plc (Ireland)	140,465	2,279,128
Softcat plc (United Kingdom)	314,450	4,788,444
TIS, Inc. (Japan)	87,900	5,280,712

		21,498,370

Semiconductors & Semiconductor Equipment - 1.9%
SOITEC (France)*	38,400	3,609,521
Win Semiconductors Corp. (Taiwan)	555,000	5,031,246

		8,640,767

Software - 8.5%
Altium Ltd. (Australia)	143,535	3,745,775
CyberArk Software Ltd. (United States)*	31,775	4,392,258
Cybozu, Inc. (Japan)	383,700	6,706,217
Nemetschek SE (Germany)	72,290	4,903,580
Netcompany Group A/S (Denmark)*[1]	109,950	4,990,087
SimCorp A/S (Denmark)	34,480	3,822,343
TeamViewer AG (Germany)*	192,925	6,870,877
Technology One Ltd. (Australia)	381,405	2,134,788
Xero Ltd. (New Zealand)*	33,155	1,868,867

		39,434,792

Total Information Technology		94,937,981

Materials - 1.8%
Chemicals - 0.8%
Corbion N.V. (Netherlands)	106,360	3,685,036

Investment Portfolio - January 31, 2020

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 1.0%
Huhtamaki Oyj (Finland)	100,890	$4,484,119

Total Materials		8,169,155

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 1.0%
Keppel DC REIT (Singapore)	2,628,100	4,337,097

Real Estate Management & Development - 2.0%
Grand City Properties S.A. (Germany)	231,525	5,934,054
Katitas Co. Ltd. (Japan)	86,600	3,479,488

		9,413,542

Total Real Estate		13,750,639

Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
Solaria Energia y Medio Ambiente S.A. (Spain)*	494,531	4,634,497

TOTAL COMMON STOCKS
(Identified Cost $344,451,686)		433,386,776

WARRANTS - 0.0%##

Consumer Discretionary - 0.0%##
Hotels, Restaurants & Leisure - 0.0%##
Minor International PCL - NVDR - Warrants (Expires 09/30/2021) (Thailand)*
(Identified Cost $—)	193,920	13,253

SHORT-TERM INVESTMENT - 5.2%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[2]
(Identified Cost $23,958,306)	23,958,306	23,958,306

TOTAL INVESTMENTS - 99.0%
(Identified Cost $368,409,992)		457,358,335
OTHER ASSETS, LESS LIABILITIES - 1.0%		4,520,294

NET ASSETS - 100%		$461,878,629

NVDR - Non-Voting Depositary Receipt

*Non-income producing security.

##	Less than 0.1%.
[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $29,659,907, or 6.4% of the Series’ net assets as of January 31, 2020.

[2]	Rate shown is the current yield as of January 31, 2020.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

Japan - 13.9%.

Investment Portfolio - January 31, 2020

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Common stocks:
Communication Services	$9,187,560	$—	$9,187,560	$—
Consumer Discretionary	43,182,686	—	43,182,686	—
Consumer Staples	26,903,366	—	26,903,366	—
Financials	52,339,830	—	52,339,830	—
Health Care	76,372,899	—	76,372,899	—
Industrials	103,908,163	16,804,111	87,104,052	—
Information Technology	94,937,981	4,392,258	90,545,723	—
Materials	8,169,155	—	8,169,155	—
Real Estate	13,750,639	—	13,750,639	—
Utilities	4,634,497	—	4,634,497	—
Warrants:
Consumer Discretionary	13,253	—	13,253	—
Short-Term Investment	23,958,306	23,958,306	—	—

Total assets	$457,358,335	$45,154,675	$412,203,660	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.